Financial income (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Interest income	DKK 2,048	DKK 592	DKK 139
Fair value adjustments of securities	74	0	0
Exchange rate adjustments	0	0	3,750
Total financial income	DKK 2,122	DKK 592	DKK 3,889